Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial liabilities:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 13,952	¥ (16,736)	¥ 37,318
Financial liabilities: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	13,952	(16,736)	37,318
Financial liabilities: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Other short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	3,832	3,690	(3,626)
Financial liabilities: | Other short-term borrowings | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	3,832	3,690	(3,626)
Financial liabilities: | Other short-term borrowings | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	10,120	(20,426)	40,944
Financial liabilities: | Long-term debt | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	10,120	(20,426)	40,944
Financial liabilities: | Long-term debt | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial assets:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	40,037	2,003,099	188,760
Financial assets: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,636	(173,290)	(1,180,311)
Financial assets: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	38,401	2,176,389	1,369,071
Financial assets: | Trading account securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	40,037	2,003,099	188,760
Financial assets: | Trading account securities | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,636	(173,290)	(1,180,311)
Financial assets: | Trading account securities | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 38,401	¥ 2,176,389	¥ 1,369,071